Common Stock - Summary of Stock Options Reserved for Future Issuance (Detail) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Options Reserved For Future Issuance [Line Items]
Common Stock	11,560,910	23,000,816
Common Stock [Member]
Schedule Of Stock Options Reserved For Future Issuance [Line Items]
Common Stock		115,112,644	75,978,721
Series A and B redeemable convertible preferred stock [Member] | Common Stock [Member]
Schedule Of Stock Options Reserved For Future Issuance [Line Items]
Common Stock		99,734,543	58,948,067
Stock options to purchase common stock [Member] | Common Stock [Member]
Schedule Of Stock Options Reserved For Future Issuance [Line Items]
Common Stock		11,711,174	4,173,285
Common stock options available for future grant under stock option plan [Member] | Common Stock [Member]
Schedule Of Stock Options Reserved For Future Issuance [Line Items]
Common Stock		3,666,927	12,857,369